SUBSEQUENT EVENTS (Details) - Subsequent Event - Notes Due 2026	Oct. 06, 2020 USD ($)
Subsequent Event [Line Items]
Aggregate principal	$ 500,000,000
Interest rate	1.875%
Issuance price, as a percentage of principal amount	99.761%